Nonrecognized Subsequent Event (Details)				3 Months Ended
	Feb. 13, 2013 BOB	Dec. 31, 2012 USD ($)	Dec. 31, 2012 BOB	Mar. 31, 2013 Maximum [Member] USD ($)	Mar. 31, 2013 Minimum [Member] USD ($)
Foreign currency exchange rate	6.3		4.3
Foreign currency asset, value		$ 7,549,000
Expected charges related to currency rate re-measurement				$ 2,400,000	$ 1,600,000